CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ (2,202)	$ 3,005	$ 384
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	3,162	8,169	4,350
Unrealized loss on other investments, net of tax effects of nil, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively			(169)
Total comprehensive income	960	11,174	4,565
Comprehensive (income) loss attributable to the non-controlling interests	(8)	5	(36)
Total comprehensive income attributable to Actions Semiconductor Co., Ltd.	$ 952	$ 11,179	$ 4,529